Acquisition of Subsidiary - Additional Information (Detail) - Teledirect Hong Kong Limited [Member] - SGD ($) $ in Millions	Oct. 12, 2022	Oct. 13, 2022
Acquisition of Subsidiary [Line Items]
Percentage of equity interest acquired		90.00%
Contingent payments		$ 2.2
Proportion of voting rights held by non-controlling interests	10.00%
Gross contractual value including the fair value of trade receivables		$ 2.3